Cash and cash equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents
Bank balances	$ 46,885	$ 32,670
Bank deposits	38,283	17,580
Cash and cash equivalents	$ 85,168	$ 50,250	$ 34,534	$ 46,880
Minimum
Cash and cash equivalents
Nominal interest rate on deposit	0.17%	0.13%
Maximum
Cash and cash equivalents
Nominal interest rate on deposit	1.54%	0.75%